SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as described below.

Convertible Note Financing

On October 8, 2025, the Company entered into the Restated SPA with Funicular, which amended and restated in its entirety the securities purchase agreement, dated February 9, 2024, pursuant to which the Company had issued and sold to Funicular, in a private placement, the Secured Convertible Note, in the original principal amount of $6,000,000. Pursuant to the Restated SPA, the Company issued and sold to Funicular, for a purchase price of $10,000,000, the Restated Note, which amends and restates the Secured Convertible Note in its entirety. The principal amount of the Restated Note is $10,097,782, consisting of the $10,000,000 purchase price plus $97,782 in remaining outstanding principal under the Secured Convertible Note.

The Restated Note has a stated maturity date of October 8, 2030. Interest accrues at a rate per annum equal to 11%, and is payable semi-annually on each June 30 and December 31. On each interest payment date, the accrued and unpaid interest shall, at the election of the Company in its sole discretion, be either paid in cash or paid in-kind by increasing the principal amount of the Restated Note. In the event of an Event of Default (as defined in the Restated Note), in addition to Funicular’s other rights and remedies, the interest rate would increase to 14% per annum. The Restated Note is convertible, in whole or in part, into shares of the Company’s common stock at the election of the holder at any time at an initial conversion price of $0.75 per share (the “Conversion Price”). The Conversion Price is subject to adjustment if the Company issues or is deemed to issue shares of common stock at a price below the then-current conversion price (subject to certain exceptions), and is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like. The Restated Note contains covenants which, among other things, limit the ability of the Company and its subsidiaries to incur additional indebtedness, incur additional liens and sell its assets or properties.

The Restated Note is secured by a perfected security interest in substantially all of the existing and future assets of the Company and each Grantor (as defined in the Security Agreement, as defined below), including a pledge of all of the capital stock of each of the Grantors, subject to certain exceptions, as evidenced by (i) the security agreement, dated as of February 9, 2024 (the “Security Agreement”), among the Company, each of the Company’s subsidiaries and Funicular, and (ii) the guaranty, dated as of February 9, 2024 (the “Guaranty”), executed by each of the Company’s subsidiaries pursuant to which each of them has agreed to guaranty the obligations of the Company under the Restated Note and the other Loan Documents (as defined in the Restated Note), each of which was entered into in connection with the Funicular Note.

Pursuant to the Restated SPA, the Company agreed, among other things, that if the Restated Note becomes convertible into a number of shares of common stock in excess of 19.9% of the Company’s total number of shares of common stock outstanding, to seek the approval of its stockholders for the issuance of all shares of common stock issuable upon conversion of the Restated Note in excess of that amount, in accordance with the rules of the NYSE American.

Equity Financing

On October 8, 2025, the Company entered into the Equity SPA with certain institutional investors (each, an “Investor”), including Funicular, pursuant to which the Company agreed to issue and sell, in a private placement, 16,666,666 Units for a purchase price of $0.60 per Unit. Each Unit consists of one share of the Company’s common stock and one warrant (each, a “2025 Warrant”) to purchase common stock.

The 2025 Warrants are immediately exercisable on a cash basis or exchangeable on a cashless basis and will expire five years from the date of issuance. Each 2025 Warrant will be initially exercisable for one share of common stock at an initial exercise price of $0.75 per share, subject to adjustment for stock splits, distributions and the like (the “Initial Exercise Price”). The Initial Exercise Price is also subject to potential increase if the Company completes certain subsequent offerings at a price greater than the Initial Exercise Price while the 2025 Warrants remain outstanding. At any time after the issuance of the 2025 Warrants, the holder of the 2025 Warrants may exchange the 2025 Warrants on a cashless basis for a number of shares of common stock determined by multiplying the total number of shares with respect to which the 2025 Warrant is then being exercised by the Black Scholes Value (as defined in the 2025 Warrant) divided by the lower of the two closing bid prices of the common stock in the two days prior the time of such exercise.

In the event of a Fundamental Transaction (as defined in the 2025 Warrants), the holders of the 2025 Warrants will be entitled to receive upon exercise of the 2025 Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the 2025 Warrants immediately prior to such Fundamental Transaction. Additionally, as more fully described in the 2025 Warrants, the holders of the 2025 Warrants will be entitled to receive consideration in an amount equal to the Black Scholes value of the 2025 Warrant in connection with a Fundamental Transaction. If the Company fails to timely deliver the shares of common stock issuable upon exercise of the 2025 Warrants, the Company will be subject to liquidated damages.

Subject to the provisions of the Equity SPA, if, during the 12-month period commencing on the date of the closing, the Company carries out one or more Subsequent Financings (as defined in the Equity SPA), each Investor that purchases $50,000 or more of Units will have the right to participate in an amount up to 100% of such Investor’s investment amount under the Equity SPA in any such securities offered by the Company, subject to certain exceptions.

The Company engaged Dawson James Securities, Inc. as the placement agent (the “Placement Agent”) with respect to the offering of the Note and the Units. The Company agreed to pay the Placement Agent’s fees totaling (i) 4.5% of the aggregate gross from the sale of the Restated Note, (ii) 6% of the aggregate gross proceeds from the sale of the Units to current or previous investors not introduced to the Company by the Placement Agent and (iii) 7% of the aggregate gross proceeds from the sale of the Units to investors introduced to the Company by the Placement Agent, and to reimburse the Placement Agent’s expenses (subject to a cap). The Company also agreed to issue warrants to purchase up to an aggregate of 1,000,000 shares of Common Stock to the Placement Agent and its designees.

$500,000 of the Units sold pursuant to the Equity SPA were purchased by Sixth Borough Capital Fund, LP, an entity controlled by Robert D. Keyser, Jr., who is a member of the Company’s board of directors and the Chief Executive Officer of the Placement Agent.

The closings of the issuance and sale of the Note and the Units occurred on October 9 through October 14, 2025, and the Company issued an aggregate of 16,666,666 shares of Common Stock.

At the closings, the Company entered into a registration rights agreement with the Investors (the “Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file one or more registration statements covering the resale of the shares of common stock included as part of the Units, as well as the shares issuable upon conversion of the Restated Note or exercise of the Warrants. The Company will be subject to liquidated damages if it fails to meet certain conditions set forth in the Registration Rights Agreement.

Issuances of Common Stock

On October 1, 2025, the Company and Interest Solutions entered into an amendment to the Interest Solutions Note whereby the conversion price floor of $2.00 was amended to $0.5627. As a result, on October 1, 2025, the Company issued 576,616 shares of Common Stock at a conversion price of $0.5627 in full settlement of $275,000 in principal and $49,462 of accrued interest.

On October 13, 2025, the Company and a vendor entered into a settlement agreement and release, whereas the Company agreed to issue 192,744 shares of Common Stock in settlement of $34,000 of a vendor payable balance.

On October 13, 2025 the Company issued 325,000 shares of Common Stock to consultants for services rendered. The shares were valued based on the date the date shares were issued for total compensation expenses of $132,372.

NOTE 19. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.

On August 4, 2025, the Company entered into a securities purchase agreement (“August-Securities Purchase Agreement”) with an institutional investor under which the Company agreed to issue and sell, in a private placement, Series A convertible debentures (, a “Debenture”) for an aggregate principal amount of $500,000, for a gross purchase price of $490,000, net of legal fees. The Debenture bear a 10% interest and mature on August 3, 2026. The holder is entitled to convert the unpaid Face Amount of this Debenture, plus accrued interest and penalties, any time following a Closing Date, at $0.15 per share. If, at any time after Closing, the Company receives financing from third party (excluding the Holder), the Company is required to pay to the Holder, in the form of cash, equity, or a combination of the two, solely at the discretion of the Holder, one hundred percent (100%) of the proceeds raised from the third party in excess of an aggregate amount of $10,000,000 (the “Threshold Amount”) until such time as the Face Amount of the Debenture has been paid in full. The Company agrees that, within sixty (60) calendar days after the Closing Date, the Company will file with the Securities and Exchange Commission (the “SEC”) (at the Company’s sole cost and expense) a registration statement, or an amendment to a previously-filed registration statement (as applicable, a “Registration Statement”) registering the resale of the Conversion Shares underlying the Debenture sold at such Closing.

On September 12, 2025, the Company received $100,000 as a good faith deposit towards the Hanire Purchase Agreement. The amendment to the agreement is currently being negotiated until fully consummated.

On September 16, 2025, September 19, 2025 and September 23, 2025, the Company entered into separate securities purchase agreements (each, a “September-Securities Purchase Agreement”) with certain institutional investors (each, an “Investor”) under which the Company agreed to issue and sell, in a private placement, convertible promissory notes (each, a “Note” and collectively, the “Notes”) for an aggregate principal amount of $6,000,000, for a gross purchase price of $5,000,000, reflecting a 20% original issue discount, before fees and other expenses. The Notes do not bear interest, and mature on the earlier of six months from issuance or the date that the Company completes a Qualified Financing (meaning an issuance and sale of capital stock raising gross proceeds of at least $10 million, as defined in the Notes). The Notes may be converted into equity, at each holder’s option, at the closing of a Qualified Financing, at the same per share price as the securities sold in the Qualified Financing. The Company intends to use the proceeds from the sale of the Notes for general corporate purposes and working capital. The Notes are subject to customary events of default and related remedies.

On September 19, 2025, the Company entered into employment agreements and amendments to employment agreements with each of John Schaible, the Company’s Executive Chairman, and Craig Ridenhour, the Company’s President, and on September 24, 2025, the Company entered into second amendments to such agreements with each such officer.

The employment agreements with Mr. Schaible and Mr. Ridenhour, as amended by such amendments (as so amended, the “Schaible Employment Agreement” and the “Ridenhour Employment Agreement,” respectively) provide for the employment of Mr. Schaible and Mr. Ridenhour as Executive Chairman and President, respectively, reporting to the Board, for an initial term of three years, subject to automatic successive one-year renewals unless either party provides written notice of non-renewal at least 60 days’ prior to the end of the then-current term. Each executive is entitled to receive an initial annual base salary of $400,000, subject to review at least annually and increase to $450,000 and $500,000 in the second and third years of the term, respectively. In addition, each executive is entitled to receive (i) a one-time cash signing bonus of $300,000, of which one-third is payable immediately and the balance is payable upon the earlier of (a) a minimum qualified cumulative financing of $5 million or (b) one-third at the end of the fourth quarter of 2025 and one-third at the end of the first quarter of 2026; and (ii) one-time stock grants of 700,000 shares and 286,842 shares on signing and July 1, 2026, respectively, in each case to vest on June 30 of the year following the grant. Each executive is also entitled to receive an annual bonus, provided that the Company is profitable and determined at the discretion of the Board, annual equity awards under the Company’s equity incentive plan, and up to five stock awards, each in an amount equal to 1% of the total number of the Company’s outstanding shares, vesting over three years, in the event the Company’s stock trading price reaches the following 10-day volume weighted average prices: $0.75, $1.00, $1.24, $1.49 and $1.74.

On September 24, 2025, the Company entered into an employment agreement with Sandip Patel (the “Patel Employment Agreement”), a member of the Board, pursuant to which Mr. Patel will be employed as the Company’s General Counsel and Chief Financial Officer, reporting to the Board, for an initial term of three years, subject to automatic successive one-year renewals unless either party provides written notice of non-renewal at least 60 days’ prior to the end of the then-current term. Mr. Patel is entitled to receive an initial annual base salary of $350,000, subject to review at least annually and increase to $400,000 and $450,000 in the second and third years of the term, respectively. In addition, Mr. Patel is entitled to receive a one-time cash signing bonus of $250,000, of which one-third is payable immediately and the balance is payable upon the earlier of (a) a minimum qualified cumulative financing of $5 million or (b) one-third at the end of the fourth quarter of 2025 and one-third at the end of the first quarter of 2026. Mr. Patel is also entitled to receive an annual bonus, provided that the Company is profitable and determined at the discretion of the Board, annual equity awards under the Company’s equity incentive plan, and up to five stock awards, each in an amount equal to 0.5% of the total number of the Company’s outstanding shares, vesting over three years, in the event the Company’s stock trading price reaches the following 10-day volume weighted average prices: $0.75, $1.00, $1.24, $1.49 and $1.74.

Issuances of Common Stock

On July 17, 2025, the Company issued 800,000 shares of Common Stock to Sandip I. Patel, P.A., a law firm that is wholly owned by Sandip I. Patel, our director, as consideration for legal and consulting services provided to the Company. The shares were valued based on the closing price of the date of issuance of $0.21 for total retainer value amount of $169,920.

On August 11, 2025, the Company issued 200,000 shares of Common Stock as consideration for $40,000 in open invoices to a service provider.

Subsequent to June 30, 2025, and through September 19, 2025, the Company issued a total of 15,922,008 shares of Common Stock to the Wilson - Davis Sellers under the Long - Term Note, the Merger Financing for total of $2,565,931 in Principal and $113,791 of interest. Conversion rate of 90% of the trailing seven - trading day VWAP prior to payment was between $0.16 and $0.18 per share.

Subsequent to June 30, 2025, and through September 19, 2025, the Company issued a total of 63,944,332 shares of Common Stock to Funicular under the Securities Convertible Note for total of $9,324,489 in Principal and $267,161 of interest. Conversion rate of $0.15 which is the floor established under the agreement.

Subsequent to June 30, 2025, and through September 19, 2025, the Company issued a total of 4,845,072 shares of Common Stock to Chardan under the Convertible Note, for total of $959,764 in principal. Conversion rate of 90% of the trailing seven-trading day VWAP prior to payment was between $0.16 and $0.18 per share.

On September 16, 2025, the Company and JonesTrading entered into an amendment to the Promissory note agreement, whereas the conversion price floor of $2.00 was amended to $0.75. As a result, on September 16, 2025, the Company issued 585,229 shares of Common Stock with a conversion price of $0.75 in full settlement of $375,000 in principal and $63,922 of accrued interest.

Pursuant to a Software As A Services License Agreement, as payment in shares for services rendered subsequent to June 30, 2025, resulting in the issuance of 356,901 shares valued at the closing price on the date of issuance of $0.162 per share resulting in compensation expense of $57,821.